SUPPLEMENT TO THE FIDELITY SMALL CAP STOCK FUND, FIDELITY MID-CAP
STOCK FUND AND FIDELITY LARGE CAP STOCK FUND JUNE 26, 1999 PROSPECTUS

   The following information replaces similar information found in the "Fee Table" section beginning on page 6.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

SMALL CAP STOCK  Management fee               0.73%

                 Distribution and Service     None
                 (12b-1) fee

                 Other expenses               0.31%

                 Total annual fund operating  1.04%
                 expenses

MID-CAP STOCK    Management fee               0.50%

                 Distribution and Service     None
                 (12b-1) fee

                 Other expenses               0.27%

                 Total annual fund operating  0.77%
                 expenses

LARGE CAP STOCK  Management fee               0.54%

                 Distribution and Service     None
                 (12b-1) fee

                 Other expenses               0.39%

                 Total annual fund operating  0.93%
                 expenses


The following information replaces similar information found in the "Fund Management" section on page 25.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page 25.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces similar information found in the "Fund Management" section on page 25.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

Effective August 2, 1999, the following information replaces similar information found in the "Fund Management" section on page 25.

David Felman is vice president and manager of Mid-Cap Stock Fund. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.